Consolidated Statement of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit	281,404	403,594	376,283
Operating income (expenses)
General and administrative expenses	(327,286)	(256,532)	(231,050)
Selling expenses, net	5,324	(6,641)	10,495
Share of (loss) profit of an associate	(3,339)	(1,020)	10,152
Other operating expenses, net	(576,506)	(31,125)	(80,551)
Operating expenses	(901,807)	(295,318)	(290,954)
(Loss) profit before finance income and expenses	(620,403)	108,276	85,329
Finance costs, net	(251,693)	(532,175)	(397,133)
Finance income	116,313	108,281	51,663
Loss before income and social contribution taxes	(755,783)	(315,618)	(260,141)
Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(-) Deferred income and social contribution taxes	76,488	371,084	(49,755)
(Loss) profit for the year from continuing operations	(720,918)	37,923	(364,233)
Discontinued operations
Profit after income and social contribution tax from discontinued operations	30,454	14,342	3,288
(Loss) profit for the year	(690,464)	52,265	(360,945)
Attributable to:
Equity holders of the parent	(652,754)	43,793	(360,789)
Non-controlling interests	(37,710)	8,472	(156)
Profit (loss) for the year	R$ (690,464)	R$ 52,265	R$ (360,945)
(Loss) earnings per share
-Basic, (loss) profit for the year attributable to equity holders of the parent (in Reais)	R$ (14.3032)	R$ 0.9596	R$ (7.9057)
-Diluted, (loss) profit for the year attributable to equity holders of the parent (in Reais)	(13.7076)	0.9585	(7.9057)
(Loss) earnings per share from continuing operations
-Basic, (loss) profit from continuing operations attributable to equity holders of the parent (in Reais)	(14.9299)	0.6453	(7.9777)
-Diluted, (loss) profit from continuing operations attributable to equity holders of the parent (in Reais)	R$ (14.3082)	R$ 0.6446	R$ (7.9777)